Property and Equipment, net	9 Months Ended	12 Months Ended
	Sep. 29, 2015	Dec. 30, 2014
Property and Equipment, net

Note 4—Property and Equipment, net

Property and equipment consists of the following (amounts in thousands):

	December 30, 2014	September 29, 2015
Leasehold improvements	$44,779	$51,786
Equipment	22,125	25,660
Furniture and fixtures	14,945	16,609
Buildings under deemed landlord financing	2,548	2,548
Smallwares	831	967
Vehicles	686	926
Construction in progress	3,469	8,259

	89,383	106,755
Less: Accumulated depreciation and amortization	(23,715)	(31,641)

	$65,668	$75,114

Depreciation expense was approximately $2,160,000 and $2,836,000 and $5,991,000 and $8,163,000 for the 13 and 39 weeks ended September 30, 2014 and September 29, 2015, respectively.

As a result of the application of build-to-suit lease guidance contained in ASC 840-40-55, the Company has determined that it is the accounting owner of a total of seven buildings under deemed landlord financing as of December 30, 2014 and September 29, 2015, and are included in the Company’s property and equipment. Included in the buildings under deemed landlord financing is the estimated construction costs of the landlord for the shell building.

Note 4—Property and Equipment, net

Property and equipment consists of the following: (amounts in thousands):

	Fiscal Year Ended
	December 31, 2013	December 30, 2014
Leasehold improvements	$32,572	$44,779
Equipment	15,872	22,125
Furniture and fixtures	11,365	14,945
Buildings under deemed landlord financing	2,548	2,548
Smallwares	580	831
Vehicles	445	686
Construction in progress	2,220	3,469

	65,602	89,383
Less: Accumulated depreciation and amortization	(15,526)	(23,715)

	$50,076	$65,668

Depreciation expense was $3,923,000, $6,008,000 and $8,472,000 for the years ended December 25, 2012, December 31, 2013 and December 30, 2014, respectively.

As a result of the application of build-to-suit lease guidance contained in ASC 840-40-55, the Company has determined that it is the accounting owner of a total of seven buildings under deemed landlord financing as of December 31, 2013 and December 30, 2014, and are included in the Company’s property and equipment. Included in the buildings under deemed landlord financing is the estimated construction costs of the landlord for the shell building. See Note 7—Commitments and Contingencies for additional information.

We capitalize internal payroll, payroll related and other costs directly related to the successful development, design and construction of our new restaurants. Capitalized internal payroll costs were $0.6 million, $0.8 million and $1.0 million for the years ended December 25, 2012, December 31, 2013 and December 30, 2014, respectively.